List of Past Due Financing Receivables (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Line Items]
Trade receivable	R$ 8,878,542	R$ 8,709,653	R$ 8,975,973
Current
Accounts Receivable [Line Items]
Trade receivable	6,428,607	6,096,205	6,464,895
Past- due up to 60 days
Accounts Receivable [Line Items]
Trade receivable	816,404	919,421	1,090,901
Past- due from 61 to 90 days
Accounts Receivable [Line Items]
Trade receivable	162,644	144,818	176,730
Past due from 91 to 120 days
Accounts Receivable [Line Items]
Trade receivable	151,753	130,633	136,134
Past- due from 121 to 150 days
Accounts Receivable [Line Items]
Trade receivable	154,199	128,175	129,842
Over 150 days past- due
Accounts Receivable [Line Items]
Trade receivable	R$ 1,164,935	R$ 1,290,401	R$ 977,471